INVENTORIES (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Heap leach ore	[1]	$ 163.1	$ 185.9
Work-in-process	[2]	18.5	8.7
Finished goods	[2],[3]	16.1	11.5
Stockpile ore	[2]	23.8	6.7
Supplies	[2]	50.4	40.9
Inventories		271.9	253.7
Less: non-current inventories	[4]	(78.7)	(103.3)
Total current inventories		$ 193.2	$ 150.4

[1]	During the year ended December 31, 2016 the Company wrote down $26.6 million of inventory at Cerro San Pedro of which $24.0 million was included in operating expenses and $2.6 million was included in depreciation and depletion.
[2]	Rainy River achieved commercial production on November 1, 2017, resulting in Rainy River recognizing inventories as at December 31, 2017.
[3]	The amount of inventories recognized in operating expenses for the year ended December 31, 2017 was $302.8 million (2016 - $259.1 million).
[4]	Non-current inventories, which include heap leach inventories at Mesquite and low-grade stockpiled inventories at Rainy River, of $78.7 million (December 31, 2016 – $103.3 million) are expected to be recovered after one year.